BALANCE SHEETS - USD ($)		Jun. 30, 2026	Mar. 31, 2026
Assets
Prepaid expenses – current asset		$ 0	$ 10,700
Deferred offering costs		998,126	908,297
Total Assets		998,126	918,997
Current Liabilities:
Accrued expenses		32,836	18,856
Accrued offering expenses		134,965	46,036
Promissory note - related party		24,020	10,700
Total Current Liabilities		191,821	75,592
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding		0	0
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,033,333 shares issued and outstanding	[1],[2]	403	403
Additional paid-in capital		888,597	888,597
Subscription share receivable		(26,739)	(26,739)
Accumulated deficit		(55,956)	(18,856)
Total Shareholders' Equity		806,305	843,405
Total Liabilities and Shareholders' Equity		$ 998,126	$ 918,997

[1]	Includes an aggregate of up to 500,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriter (See Notes 5 and 7).
[2]	On June 29, 2026, the Company effected a 1 for 1.33333 share split of the founder shares and EBC founder shares, resulting in the Sponsor holding an aggregate of 3,833,333 founder shares, and EBC holding 266,667 EBC founder shares. On the same day, EBC agreed to forfeit and cancel 66,667 EBC founder shares. All share and per share data has been retrospectively presented.